Unaudited Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit Attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-Controlling interest, Other comprehensive income	Non-Controlling interest, Other items
Equity at beginning of period (Previously stated) at Dec. 31, 2022	€ 97,585	€ 8,397	€ 46,273	€ 688	€ 175	€ 66,702	€ 0	€ (5,454)	€ (675)	€ 9,605	€ (979)	€ (35,628)	€ (1,856)	€ 10,337
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2022	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2022	0
Equity at beginning of period at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Total recognised income and expense	7,900									5,241		1,722	369	568
Other changes in equity	(3,441)	(305)	(1,900)	16	21	7,410		41	628	(9,605)	979	117	3	(846)
Issuance of ordinary shares	1													1
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(305)	(1,900)					305	1,900
Dividends recognised as distributions to owners	(1,399)					(963)
Dividends recognised as distributions to non-controlling interests														(436)
Purchase of equity instruments	(1,723)								(1,723)
Disposal of equity instruments	462							11	451
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					8,373		136		(9,605)	979	117	3	(3)
Increases (decreases) due to business combinations	(304)													(304)
Share-based payment	(66)				(66)
Others increases or (-) decreases of the equity	(412)			16	87			(411)						(104)
Equity at end of period at Jun. 30, 2023	102,044	8,092	44,373	704	196	74,112	0	(5,413)	(47)	5,241	0	(33,789)	(1,484)	10,059
Equity at beginning of period (Previously stated) at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2023	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2023	0
Equity at beginning of period at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Total recognised income and expense	4,199									6,059		(2,080)	(313)	533
Other changes in equity	(4,792)	(345)	(2,769)	15	(6)	8,210		(65)	1,072	(11,076)	1,298	137	0	(1,263)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(590)													(590)
Conversion of financial liabilities into equity	0
Capital reduction	(93)	(345)	(2,769)					345	2,769					(93)
Dividends recognised as distributions to owners	(2,088)					(1,485)
Dividends recognised as distributions to non-controlling interests														(603)
Purchase of equity instruments	(2,159)								(2,159)
Disposal of equity instruments	468							6	462
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					9,695		(54)		(11,076)	1,298	137
Increases (decreases) due to business combinations	0
Share-based payment	(55)				(55)
Others increases or (-) decreases of the equity	(275)			15	49			(362)						23
Equity at end of period at Jun. 30, 2024	€ 103,648	€ 7,747	€ 41,604	€ 735	€ 189	€ 82,324	€ 0	€ (5,816)	€ (6)	€ 6,059	€ 0	€ (36,963)	€ (1,872)	€ 9,647